Ordinary Share - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands													12 Months Ended
	Oct. 01, 2018 USD ($) $ / shares shares	Oct. 01, 2018 CNY (¥)	Jun. 16, 2017 USD ($) shares	Jun. 16, 2017 CNY (¥) shares	Jun. 13, 2017 USD ($) shares	Jun. 13, 2017 CNY (¥) shares	Jul. 14, 2015 USD ($) shares	Jul. 14, 2015 CNY (¥) shares	Jun. 06, 2014 USD ($) shares	Jun. 06, 2014 CNY (¥) shares	Dec. 19, 2013 USD ($) shares	Dec. 19, 2013 CNY (¥) shares	Dec. 31, 2018 USD ($) Vote / shares $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) Vote / shares ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Jul. 15, 2017 shares	Jun. 17, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jun. 05, 2014 shares	Aug. 19, 2013 USD ($) $ / shares shares
Changes In Equity And Comprehensive Income Line Items [Line Items]
Authorized share capital | $																								$ 50
Common stock, shares authorized									100,000,000,000	100,000,000,000													50,000,000	50,000,000
Share capital, par value | $ / shares																								$ 0.001
Common stock, shares unissued											30,000,000	30,000,000												30,000,000
Class A ordinary shares, issued																								20,000,000
Common stock, shares outstanding																								20,000,000
Preferred stock, shares authorized									9,176,605	9,176,605
Ordinary Shares repurchased, Value | ¥															¥ 2,384
Stock Repurchased During Period, Value | ¥															¥ 4,078
Subscriptions Receivable from founding shareholders													$ 18			¥ 122	$ 18	¥ 122
Net proceeds raised from initial public offering													$ 64,165	¥ 441,166
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class A ordinary shares, issued	5,750,000
Stock Repurchased During Period, Value | ¥														¥ 441,166
Sale of class A ordinary shares, price per share | $ / shares	$ 12.5
Net proceeds raised from initial public offering	$ 64,130	¥ 441,166
Preferred Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Shares re-designated											3,645,501	3,645,501
Class A Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized									70,823,395	70,823,395			57,956,630			57,956,630	57,956,630	57,956,630
Share capital, par value | (per share)													$ 0.001			¥ 0.001		¥ 0.001
Common stock, shares unissued			5,295,380	5,295,380			7,666,701	7,666,701	70,823,395	70,823,395									63,156,694	57,797,769
Class A ordinary shares, issued													28,276,557			28,276,557	158,861	158,861		158,861
Common stock, shares outstanding													28,276,557			28,276,557	158,861	158,861		158,861
Shares re-designated			95,316	95,316							26,354,499	26,354,499
Consideration that exceeded the fair value of ordinary shares			$ 353	¥ 2,399
Common stock issued and sold			95,316	95,316
Sale of stock cash consideration			$ 900	¥ 6,117
Stock Issued During Period, Shares			63,545	63,545
Stock Repurchased During Period, Value			$ 600	¥ 4,078
Class A Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote / shares													1			1
Class B Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized									20,000,000	20,000,000			19,675,674			19,675,674	19,675,674	19,675,674
Share capital, par value | (per share)													$ 0.001			¥ 0.001		¥ 0.001
Common stock, shares unissued							229,010	229,010
Class A ordinary shares, issued							19,770,990	19,770,990	20,000,000	20,000,000	20,000,000	20,000,000	19,675,674			19,675,674	19,675,674	19,675,674		19,675,674
Common stock, shares outstanding							19,770,990	19,770,990	20,000,000	20,000,000	20,000,000	20,000,000	19,675,674			19,675,674	19,675,674	19,675,674		19,675,674
Ordinary Shares repurchased							229,010	229,010
Ordinary Shares repurchased, Value							$ 839	¥ 5,128
Consideration that exceeded the fair value of ordinary shares							$ 365	¥ 2,230
Class B Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote / shares													10			10
Series Seed Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							3,645,501	3,645,501	3,645,501	3,645,501	3,645,501	3,645,501	0			0	3,645,501	3,645,501		3,645,501
Temporary Equity, Shares Outstanding							3,645,501	3,645,501	3,645,501	3,645,501	3,645,501	3,645,501	0			0	3,645,501	3,645,501		3,645,501	3,645,501	3,645,501
Sale of stock cash consideration											$ 1,450	¥ 8,957
Series A Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							5,531,104	5,531,104	5,531,104	5,531,104			0			0	5,531,104	5,531,104		5,531,104
Temporary Equity, Shares Outstanding							5,531,104	5,531,104	5,531,104	5,531,104			0			0	5,531,104	5,531,104		5,531,104	5,531,104	5,531,104
Sale of stock cash consideration									$ 10,000	¥ 61,569
Series B Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							7,895,711	7,895,711					0			0	7,895,711	7,895,711		7,895,711
Temporary Equity, Shares Outstanding							7,895,711	7,895,711					0			0	7,895,711	7,895,711		7,895,711	7,895,711	7,895,711
Sale of stock cash consideration							$ 28,921	¥ 176,941
Series C Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued			5,295,380	5,295,380	5,295,380	5,295,380							0			0	5,295,380	5,295,380		5,295,380
Temporary Equity, Shares Outstanding													0			0	5,295,380	5,295,380		5,295,380
Sale of stock cash consideration					$ 50,000	¥ 340,082
Common Class A and Class B Ordinary Shares [Member] | Before Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote / shares													1			1